As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2014
	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 74.3%
Non-Agency Mortgage-Backed Securities – 74.3%
ACE Securities Corp Home Equity Loan Trust
Series 2006-OP1, Class A2D 1,3	0.39%	04/25/36	$6,740	$4,522,796
ACE Securities Corp Home Equity Loan Trust
Series 2005-ASP1, Class M1 1,2,3	0.83	09/25/35	12,106	8,907,861
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,3	0.29	04/25/47	13,048	10,928,216
Series 2007-15CB, Class A5	5.75	07/25/37	2,800	2,495,239
Series 2006-23CB, Class 2A7 3,7	27.79	08/25/36	2,975	4,388,696
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 1,2,3	0.29	12/25/36	5,975	4,231,513
BCAP LLC
Series 2009-RR11, Class 3A2 3,4,5	4.74	01/26/36	4,028	3,163,238
BCAP LLC TR
Series 2010-RR6, Class 1910 1,3,4,5	0.48	11/26/35	8,440	5,812,847
BCAP LLC TR 2010-RR5-I-II
Series 2010-RR, Class 5A10 1,3,4,5	0.48	11/26/35	6,733	4,590,607
Bear Stearns Asset Backed Securities I Trust
Series 2005-AC9, Class A3 2,3	0.50	12/25/35	705	476,115
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A 3,6	2.69	04/25/37	4,656	3,843,267
Series 2009-6, Class 19A2 4,5	6.00	03/25/36	5,147	3,501,415
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-OA17, Class 1A1A 1,3,6	0.34	12/20/46	6,318	4,574,780
Series 2006-OA21, Class A1 1,3,6	0.34	03/20/47	8,722	6,808,447
Series 2006-OA1, Class 2A1 1,3,6	0.36	03/20/46	6,155	4,555,962
Series 2006-OA2, Class A1 1,3,6	0.36	05/20/46	6,772	4,752,661
Series 2007-HY6, Class A1 1,3,6	0.36	08/25/47	9,294	7,477,985
CHL Mortgage Pass-Through Trust
Series 2006-OA, Class 2A1 1,3,6	0.35	04/25/46	9,319	7,359,285
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 1,3,6	0.29	04/19/47	1,049	893,547
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 3	0.80	11/25/35	5,874	4,470,325
Series 2005-FA9, Class A1 3	0.85	12/25/35	5,357	4,130,514
GSAA Home Equity Trust
Series 2006-20, Class 2A1A 1,2,3	0.20	12/25/46	2,883	1,984,508
GSAA Trust
Series 2007-3, Class 1A2 1,2,3	0.32	03/25/47	4,389	2,152,726
GSAMP Trust
Series 2007-HE1, Class A2B 1,2,3	0.25	03/25/47	296	276,630
Series 2006-NC2, Class A2C 1,2,3	0.30	06/25/36	1,021	578,887
Series 2006-HE8, Class A2C 1,2,3	0.32	01/25/37	9,095	5,868,403
Series 2007-HE2, Class A2B 1,2,3	0.36	03/25/47	4,180	3,466,463
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,3	0.30	01/25/37	10,084	6,780,845
IndyMac INDA Mortgage Loan Trust
Series 2006-AR6, Class 2A1A 1,3,6	0.35	06/25/47	7,180	5,515,749
Series 2007-AR1, Class 1A1 3,6	2.82	03/25/37	4,385	3,970,336
Series 2007-AR3, Class 1A1 3,6	2.97	07/25/37	4,490	3,832,034
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 1,2,3	0.21	05/25/37	2,505	927,657
Series 2007-HE1, Class A2 1,2,3	0.26	05/25/37	5,575	2,080,491
Series 2006-HE2, Class A3 1,2,3	0.31	08/25/36	8,916	3,939,141
Series 2007-HE1, Class A3 1,2,3	0.31	05/25/37	1,719	645,969
Series 2007-HE1, Class A4 1,2,3	0.38	05/25/37	3,002	1,139,027
Series 2006-HE2, Class A4 1,2,3	0.41	08/25/36	797	357,772
Series 2006-HE1, Class A4 1,2,3	0.45	03/25/36	807	460,185
JP Morgan Alternative Loan Trust
Series 2007-A1, Class 2A1 3	2.53	03/25/37	5,965	4,646,494
JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 1,2,3	0.33	03/25/36	5,362	4,542,665
JP Morgan Mortgage Acquisition Trust
Series 2006-HE2, Class A4 1,3	0.30	07/25/36	4,397	3,842,413

Master Asset Backed Securities Trust
Series 2006-NC2, Class A4 1,2,3	0.30	08/25/36	11,973	6,051,665
Series 2006-HE5, Class A3 1,2,3	0.31	11/25/36	16,863	10,512,189
Series 2006-NC3, Class A4 1,2,3	0.31	10/25/36	9,349	5,514,861
Series 2005-NC2, Class A4 1,2,3	0.50	11/25/35	8,861	5,522,845
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,672	3,949,383
Nomura Resecuritization Trust
Series 2014-1R, Class 2A6 3,4,5	0.00	02/25/37	4,798	0
Series 2013-1R, Class 3A12 2,3,4,5	0.31	10/26/36	9,053	6,110,775
Series 2014-1R, Class 2A11 3,4,5	0.28	02/25/37	15,919	7,043,986
RALI Series Trust
Series 2007-QO3, Class A1 1,3,6	0.31	03/25/47	5,638	4,366,424
Series 2006-QA9, Class A1 1,3	0.33	11/25/36	9,135	6,646,871
Series 2006-QA7, Class 1A1 1,3,6	0.34	08/25/36	6,664	5,000,592
Series 2005-QO4, Class 2A1 1,3,6	0.43	12/25/45	6,279	4,494,768
Series 2006-QO7, Class 2A1 3,6	0.98	09/25/46	12,292	8,599,738
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 4,5	5.75	01/26/36	1,500	1,450,711
Residential Asset Securitization Trust
Series 2005-A7, Class A1 3	0.40	06/25/35	4,151	3,251,204
Series 2005-A13, Class 1A1 3	0.85	10/25/35	4,907	3,784,554
RFMSI Trust
Series 2007-S3, Class 1A5 6	5.50	03/25/37	6,666	5,985,672
Securitized Asset Backed Receivables LLC
Series 2007-NC1, Class A2B 1,2,3	0.30	12/25/36	882	467,917
Series 2006-HE2, Class A2C 1,2,3	0.30	07/25/36	9,541	5,010,615
Series 2006-NC3, Class A2B 1,2,3	0.30	09/25/36	9,093	4,398,404
Series 2007-BR4, Class A2B 1,2,3	0.35	05/25/37	7,188	4,381,223
Series 2007-NC1, Class A2C 1,2,3	0.36	12/25/36	282	150,791
Series 2007-BR3, Class A2B 1,3	0.37	04/25/37	15,613	9,593,925
Series 2007-BR4, Class A2C 1,2,3	0.44	05/25/37	8,065	4,961,473
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-BC1, Class A4 1,2,3	0.28	02/25/37	9,354	7,613,570
WaMu Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A 3,6	0.83	02/25/47	6,391	5,182,890
Series 2007-OA3, Class 2A1B 3,6	0.89	04/25/47	3,595	1,932,806
Series 2006-AR8, Class 2A 3,6	0.98	10/25/46	7,713	5,321,654
Series 2006-AR5, Class A1A 3	1.12	06/25/46	673	590,639
Series 2006-AR10, Class 1A2	2.36	09/25/36	3,056	2,709,342
Series 2006-AR12, Class 1A2 3	2.41	10/25/36	841	727,106
Series 2006-AR18, Class 3A2 3	4.16	01/25/37	1,140	1,025,748
Series 2007-HY6, Class 2A1 3,6	4.27	06/25/37	8,377	7,217,766
Wells Fargo Mortgage Backed Securities
Series 2006-AR8, Class 2A4 3	2.62	04/25/36	2,003	1,937,963
Series 2005-2, Class 1B1 7	5.50	04/25/35	7,110	5,682,194
Total Non-Agency Mortgage-Backed Securities				316,085,975
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $312,113,707)				316,085,975
COMMERCIAL MORTGAGE RELATED HOLDINGS – 32.7%
Commercial Mortgage-Backed Securities – 29.7%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42	10/10/45	5,000	5,004,900
Series 2007-3, Class AJ	5.59	06/10/49	2,500	2,551,690
Citigroup Commercial Mortgage Trust
Series 2007-FL3A, Class J 3,4,5	0.58	04/15/22	831	806,240
Series 2008-C7, Class AJ	6.14	12/10/49	14,000	13,853,182
COMM 2007-C9 Mortgage Trust
Series 2007-C9, Class F 7	5.79	12/10/49	3,500	3,422,325
Series 2007-C9, Class G 4,5	5.79	12/10/49	5,000	4,756,870
Commercial Mortgage Trust
Series 2007-GG11, Class AJ	6.06	12/10/49	10,642	10,731,702
Series 2007-GG11, Class B	6.15	12/10/49	3,724	3,329,628
Series 2007-GG11, Class C	6.15	12/10/49	7,380	5,782,230
Credit Suisse First Boston Mortgage Securities Corp
Series 1997-C1, Class I 4,5	7.50	06/20/29	4,238	4,364,136
Series 1997-C1, Class J 4,5	7.50	06/20/29	1,863	1,742,521
Del Coronado Trust
Series 2013-HDMZ, Class M 3,4,5	5.15	03/15/18	6,000	6,016,800

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class AJ3	5.31	01/12/43	3,700	3,382,940
Series 2013-JWMZ, Class M 3,4,5	6.15	04/15/18	9,396	9,487,185
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class D	5.56	02/15/40	8,650	7,771,956
Series 2007-C7, Class AJ	6.25	09/15/45	10,000	10,373,010
Series 2007-C7, Class B	6.25	09/15/45	4,000	3,193,856
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K 4,5	6.19	03/15/30	3,984	3,886,329
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class C 3,4,5	0.40	06/15/20	5,829	5,673,581
Series 2006-WL7A, Class H 3,4,5	0.55	09/15/21	2,974	2,863,599
Series 2007-C30, Class AJ	5.41	12/15/43	6,500	6,548,848
Series 2007-C33, Class AJ 6	5.94	02/15/51	10,250	10,633,473
Total Commercial Mortgage-Backed Securities				126,177,001
Mezzanine Loan – 3.0%
BOCA Mezzanine	8.17	08/15/15	9,074	9,073,867
Extended Stay America 2013 Mezzanine B	9.63	12/01/19	3,380	3,481,018
Total Mezzanine Loan				12,554,885
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $135,135,047)				138,731,886
INTEREST-ONLY SECURITIES – 0.5%
Federal Home Loan Mortgage Corporation
Class IO Strip	3.50	12/15/42	9,786	2,283,066
Total INTEREST-ONLY SECURITIES (Cost $2,342,430)				2,283,066
CORPORATE BONDS – 17.5%
Automotive – 0.6%
American Axle & Manufacturing, Inc. 6	6.63	10/15/22	1,300	1,408,875
Chrysler Group LLC 6	8.25	06/15/21	1,000	1,131,250
Total Automotive				2,540,125
Basic Industry – 2.7%
Alpha Natural Resources, Inc. 6	6.25	06/01/21	1,650	1,241,625
Arch Coal, Inc. 6	7.25	06/15/21	1,750	1,321,250
Associated Materials LLC 6	9.13	11/01/17	1,100	1,157,750
Cascades, Inc. 6,8	7.88	01/15/20	800	856,000
FMG Resources August 2006 Property Ltd. 4,5,6,8	6.88	04/01/22	1,000	1,077,500
Hexion US Finance Corp. 6	9.00	11/15/20	1,350	1,336,500
INEOS Group Holdings SA 4,5,6,8	6.13	08/15/18	1,350	1,400,625
Trinseo Materials Operating SCA 6,8	8.75	02/01/19	1,375	1,476,406
Xerium Technologies, Inc. 6	8.88	06/15/18	1,400	1,494,500
Total Basic Industry				11,362,156
Capital Goods – 0.7%
AAR Corp. 6	7.25	01/15/22	1,275	1,380,187
Reynolds Group Issuer, Inc. 6	9.00	04/15/19	850	909,500
Tekni-Plex, Inc. 4,5,6	9.75	06/01/19	545	618,575
Total Capital Goods				2,908,262
Consumer Cyclical – 0.9%
ACCO Brands Corp. 6	6.75	04/30/20	1,350	1,385,438
Limited Brands, Inc. 6	7.60	07/15/37	1,250	1,331,250
New Albertsons, Inc. 6	7.75	06/15/26	850	697,000
Roundy's Supermarkets, Inc. 4,5,6	10.25	12/15/20	500	532,500
Total Consumer Cyclical				3,946,188
Consumer Non-Cyclical – 0.6%
Post Holdings, Inc. 6	7.38	02/15/22	1,300	1,397,500
The ADT Corp. 4,5,6	6.25	10/15/21	1,325	1,361,438
Total Consumer Non-Cyclical				2,758,938
Energy – 2.3%
Basic Energy Services, Inc. 6	7.75	02/15/19	1,350	1,449,562
BreitBurn Energy Partners LP 6	7.88	04/15/22	1,325	1,434,313
Calfrac Holdings LP 4,5,6	7.50	12/01/20	1,350	1,417,500
EV Energy Partners LP 6	8.00	04/15/19	1,250	1,293,750
Ferrellgas Partners LP 6	8.63	06/15/20	100	106,250
Key Energy Services, Inc. 6	6.75	03/01/21	1,000	1,051,250
Linn Energy LLC 6	7.75	02/01/21	1,000	1,075,000
RKI Exploration & Production LLC 4,5,6	8.50	08/01/21	450	486,000
W&T Offshore, Inc. 6	8.50	06/15/19	1,250	1,350,000
Total Energy				9,663,625
Healthcare – 2.0%
CHS/Community Health Systems, Inc. 6	7.13	07/15/20	1,300	1,410,500

DJO Finance LLC 6	9.88	04/15/18	750	817,500
HCA, Inc. 6	5.88	05/01/23	1,350	1,388,813
inVentiv Health, Inc. 4,5,6	11.00	08/15/18	800	740,000
Kindred Healthcare, Inc. 6	8.25	06/01/19	1,350	1,446,187
Kindred Healthcare, Inc. 4,5	6.38	04/15/22	1,150	1,152,875
Service Corporation International 6	8.00	11/15/21	1,200	1,389,000
Total Healthcare				8,344,875
Media – 2.0%
Cenveo Corp. 6	8.88	02/01/18	1,000	1,020,000
Clear Channel Communications, Inc. 6	9.00	03/01/21	900	939,375
Cumulus Media Holdings, Inc. 6	7.75	05/01/19	850	905,250
Gannett Company, Inc. 4,5,6	6.38	10/15/23	1,300	1,379,625
Lamar Media Corp. 4,5,6	5.38	01/15/24	1,350	1,383,750
Mediacom Broadband LLC 6	6.38	04/01/23	1,300	1,378,000
National CineMedia LLC 6	6.00	04/15/22	1,325	1,397,875
Total Media				8,403,875
Services – 2.9%
Avis Budget Car Rental LLC 6	5.50	04/01/23	1,400	1,410,500
Boyd Gaming Corp. 6	9.00	07/01/20	1,300	1,438,125
Casella Waste Systems, Inc. 6	7.75	02/15/19	1,350	1,400,625
Chester Downs & Marina LLC 4,5,6	9.25	02/01/20	1,050	1,044,750
Iron Mountain, Inc. 6	6.00	08/15/23	1,350	1,434,375
Isle of Capri Casinos, Inc. 6	5.88	03/15/21	850	862,750
MGM Resorts International 6	7.75	03/15/22	1,250	1,450,000
MTR Gaming Group, Inc. 6	11.50	08/01/19	925	1,045,250
Palace Entertainment Holdings LLC 4,5,6	8.88	04/15/17	1,250	1,296,875
PulteGroup, Inc. 6	6.38	05/15/33	1,000	980,000
Total Services				12,363,250
Technology & Electronics – 0.6%
First Data Corp. 6	11.25	01/15/21	1,350	1,540,687
Freescale Semiconductor, Inc. 6	8.05	02/01/20	613	673,534
ION Geophysical Corp. 4,5,6	8.13	05/15/18	500	470,000
Total Technology & Electronics				2,684,221
Telecommunications – 2.2%
CenturyLink, Inc. 6	7.65	03/15/42	1,000	943,750
Cincinnati Bell, Inc. 6	8.75	03/15/18	1,325	1,386,281
Fairpoint Communications, Inc. 4,5,6	8.75	08/15/19	925	989,750
Frontier Communications Corp. 6	7.13	01/15/23	1,350	1,400,625
Intelsat Luxembourg SA 6,8	7.75	06/01/21	650	684,125
Level 3 Financing, Inc. 6	8.63	07/15/20	950	1,065,188
Qwest Capital Funding, Inc. 6	6.88	07/15/28	250	238,750
T-Mobile USA, Inc. 6	6.63	04/01/23	1,350	1,431,000
Windstream Corp. 2,6	7.50	06/01/22	1,000	1,055,000
Total Telecommunications				9,194,469
Total CORPORATE BONDS (Cost $73,385,768)				74,169,984

			Shares	Value
PREFERRED STOCK – 0.4%
Finance & Investment – 0.4%
Strategic Hotels & Resorts, Inc. 9	8.25		70,976	1,804,920
Total PREFERRED STOCK (Cost $1,686,437)				1,804,920
COMMON STOCK – 0.8%
Banking – 0.8%
Home Loan Servicing Solutions Ltd. 8			159,360	3,442,176
Total COMMON STOCK (Cost $3,726,520)				3,442,176
	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENTS – 0.2%
United States Treasury Bill	0.05	04/10/14	$1,000	999,985
Total SHORT TERM INVESTMENTS (Cost $999,697)				999,985
Total Investments – 126.4% (Cost $529,389,606)				537,517,992
Liabilities in Excess of Other Assets – (26.4)%				(112,164,064)
TOTAL NET ASSETS – 100.0%				$425,353,928

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2014

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
2	Investment in subprime security. As of March 31, 2014, the total values of all such investments was $103,787,341 or 24.4% of net assets.
3	Variable Rate Security - Interest rate shown is the rate in effect as of March 31, 2014.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2014, the total value of all such securities was $86,622,603 or 20.4% of the net assets.

5	Private Placement.
6	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
7	Security is an inverse floating rate bond. The bond coupon is calculated by subtracting a variable rate or a multiple of a variable rate from a fixed interest rate.
8	Foreign Security or a U.S. security of a foreign company.
9	Non-income producing security.
10	Interest rate is based on the notional amount of the underlying mortgage pools.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3		Total
Residential Mortgage Related Holdings	$-	$-	$316,085,975		$316,085,975
Commercial Mortgage Related Holdings	-	-	138,731,886		138,731,886
Interest-Only Securities	-	-	2,283,066		2,283,066
Corporate Bonds	-	74,169,984	-		74,169,984
Preferred Stock	1,804,920	-	-		1,804,920
Common Stock	3,442,176	-	-		3,442,176
Short Term Investments	-	999,985	-		999,985
Total	$5,247,096	$75,169,969	$457,100,927	(1)	$537,517,992

Valuation Inputs	Other Financial Instruments (2)
Level 1 - Quoted Prices	$486,850
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$486,850

(1)
The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

(2)	Other financial instruments include futures contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Total
Balance as of June 30, 2013	$177,335,807	$150,261,162	$-	$327,596,969
Accrued Discounts	7,772,876	269,133	-	8,042,009
Realized Gain (Loss)	4,909,927	(204,908)	-	4,705,019
Change in Unrealized Appreciation (Depreciation)	2,524,202	9,523,368	(39,670)	12,007,900
Purchases at cost	192,133,020	4,518,770	2,342,430	218,994,220
Sales	(68,589,857)	(45,635,639)	(19,694)	(114,245,190)
Balance as of March 31, 2014	$316,085,975	$138,731,886	$2,283,066	$457,100,927
Change in unrealized gains or losses relating to assets still held at the reporting date	$1,823,627	$8,025,029	$(39,670)	$9,808,986

The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of March 31, 2014, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

For the period ended March 31, 2014, there was no security transfer activity between Level 1 and Level 2 for the Fund.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2014 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$529,389,606	$12,701,893	$(4,573,507)	$8,128,386

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2014, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$84,000	JP Morgan, 0.99%, dated 01/17/14, maturity date 04/16/14	$84,206
750,000	RBC Capital Markets, 0.94%, dated 01/17/14, maturity date 04/01/14	751,446
13,280,000	RBC Capital Markets, 0.96%, dated 03/11/14, maturity date 09/12/14	13,344,957
2,277,000	RBC Capital Markets, 0.96%, dated 03/14/14, maturity date 09/12/14	2,287,833
3,093,000	RBC Capital Markets, 0.96%, dated 03/24/14, maturity date 09/12/14	3,107,113
35,776,300	RBC Capital Markets, 0.99%, dated 10/01/13, maturity date 04/01/14	35,955,632
492,557	RBC Capital Markets, 0.99%, dated 10/16/13, maturity date 04/01/14	494,822
948,580	RBC Capital Markets, 0.99%, dated 01/15/14, maturity date 04/01/14	950,565
1,143,410	RBC Capital Markets, 0.99%, dated 02/25/14, maturity date 04/01/14	1,144,512
555,000	RBC Capital Markets, 0.99%, dated 03/14/14, maturity date 04/01/14	555,260
7,427,000	RBC Capital Markets, 1.63%, dated 03/26/14, maturity date 09/26/14	7,488,970
14,074,000	RBC Capital Markets, 1.68%, dated 01/21/14, maturity date 07/17/14	14,190,570
28,687,000	RBC Capital Markets, 1.68%, dated 02/27/14, maturity date 08/26/14	28,928,042
25,536,000	RBC Capital Markets, 1.68%, dated 03/24/14, maturity date 09/24/14	25,755,269
4,222,000	RBC Capital Markets, 1.69%, dated 10/13/13, maturity date 06/11/14	4,257,756
3,667,000	RBC Capital Markets, 1.69%, dated 01/17/14, maturity date 07/17/14	3,698,077
$142,012,847	Maturity Amount, Including Interest Payable	$142,995,030
	Market Value of Assets Sold Under Agreements	$185,336,947
	Weighted Average Interest Rate	1.41%

The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended March 31, 2014, was approximately $43,053,219 at a weighted average interest rate of 1.24%.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $142,012,847, which was 19.96% of total assets of the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of March 31, 2014, the following futures contracts were outstanding.

Short:
Contracts	Type	Expiration Date	Value at March 31, 2014	Unrealized Appreciation
432	5 Year U.S. Treasury Note	June 2014	$51,387,750	$322,273
196	10 Year U.S. Treasury Note	June 2014	24,206,000	164,577
				$486,850

The average notional value of futures contracts outstanding during the period ended March 31, 2014 was $55,802,555, which represents the volume activity during the period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: May 30, 2014

By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: May 30, 2014